Insurance Contracts - Summary of breakdown of insurance contract assets and insurance contract liabilities (Details) - Insurance contracts issued [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary Of Insurance Contract Assets And Insurance Contract Liabilities [Line Items]
Insurance contracts assets	₩ 0	₩ 0
Insurance contracts liabilities	45,573,864	0
Net insurance contracts liabilities (asset)	45,573,864	₩ 0
Life [Member]
Summary Of Insurance Contract Assets And Insurance Contract Liabilities [Line Items]
Insurance contracts assets	0
Insurance contracts liabilities	8,078,577
Net insurance contracts liabilities (asset)	8,078,577
Health [member]
Summary Of Insurance Contract Assets And Insurance Contract Liabilities [Line Items]
Insurance contracts assets	0
Insurance contracts liabilities	8,032,075
Net insurance contracts liabilities (asset)	8,032,075
Annuity/ Savings and others [member]
Summary Of Insurance Contract Assets And Insurance Contract Liabilities [Line Items]
Insurance contracts assets	0
Insurance contracts liabilities	25,460,803
Net insurance contracts liabilities (asset)	25,460,803
Variable [Member]
Summary Of Insurance Contract Assets And Insurance Contract Liabilities [Line Items]
Insurance contracts assets	0
Insurance contracts liabilities	4,002,409
Net insurance contracts liabilities (asset)	₩ 4,002,409